Assets and Liabilities for insurance and reinsurance contracts - Summary of movement of issued insurance contract liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	S/ 12,205,641
Insurance premiums earned	4,162	S/ 10,163	S/ 6,489
Insurance service expenses	14,414	10,066	11,048
Incurred claims and other expenses	(1,027,117)	(1,022,291)	(1,025,274)
Amortization of insurance acquisition cash flows	(136,433)	(127,009)	(118,287)
Losses on onerous contracts and reversals of those losses	(6,872)	12,547	(162,882)
Insurance service result	(169,789)	(178,392)	(252,854)
Total changes in the statement of income and other comprehensive income	71,249	67,062	(46,697)
Balance as of December 31	12,522,352	12,205,641
Excluding loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	11,301,149	10,337,035
Insurance premiums earned	(768,758)	(720,636)
Contracts under fair value, BBA and VFA approach	(545,835)	(495,923)
Contracts under PAA approach	(222,923)	(224,713)
Insurance service expenses	136,433	127,009
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	136,433	127,009
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(632,325)	(593,627)
Insurance financial expenses	622,647	1,499,572
Insurance financial result	563,093	543,941
Interest rate effect	59,554	955,631
Effect of movements in exchange rates	67,098	(135,726)
Total changes in the statement of income and other comprehensive income	57,420	770,219
Total cash flows and investment component	235,185	193,895
Premiums received	1,029,082	974,312
Claims and other expenses paid	0	0
Insurance acquisition cash flows	(216,568)	(213,118)
Investment component	(577,329)	(567,299)
Balance as of December 31	11,593,754	11,301,149	10,337,035
Loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	699,071	685,630
Insurance premiums earned	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	6,872	(12,547)
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	6,872	(12,547)
Changes to liabilities for incurred claims		0
Insurance service result	6,872	(12,547)
Insurance financial expenses	32,557	29,771
Insurance financial result	32,557	29,771
Interest rate effect		0
Effect of movements in exchange rates	3,668	(3,736)
Total changes in the statement of income and other comprehensive income	43,097	13,488
Total cash flows and investment component	0	(47)
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	(47)
Investment component	0	0
Balance as of December 31	742,168	699,071	685,630
Fulfillment Cash Flows [Member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	155,649	151,594
Insurance premiums earned	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	454,446	433,958
Incurred claims and other expenses	979,959	965,054
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	(525,513)	(531,096)
Insurance service result	454,446	433,958
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	292	(447)
Total changes in the statement of income and other comprehensive income	454,738	433,511
Total cash flows and investment component	(462,286)	(429,456)
Premiums received	0	0
Claims and other expenses paid	(1,039,615)	(996,755)
Insurance acquisition cash flows	0	0
Investment component	577,329	567,299
Balance as of December 31	148,101	155,649	151,594
Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	5,257	5,411
Insurance premiums earned	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(990)	(81)
Incurred claims and other expenses	106	(81)
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	(1,096)	0
Insurance service result	(990)	(81)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	4	(73)
Total changes in the statement of income and other comprehensive income	(986)	(154)
Total cash flows and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	4,271	5,257	5,411
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	12,205,641	11,227,845
Insurance premiums earned	(768,758)	(720,636)
Contracts under fair value, BBA and VFA approach	(545,835)	(495,923)
Contracts under PAA approach	(222,923)	(224,713)
Insurance service expenses	697,509	653,574
Incurred claims and other expenses	1,027,117	1,022,291
Amortization of insurance acquisition cash flows	136,433	127,009
Losses on onerous contracts and reversals of those losses	6,872	(12,547)
Changes to liabilities for incurred claims	(472,913)	(483,179)
Insurance service result	(71,249)	(67,062)
Insurance financial expenses	655,204	1,528,798
Insurance financial result	595,650	573,167
Interest rate effect	59,554	955,631
Effect of movements in exchange rates	71,209	(140,248)
Total changes in the statement of income and other comprehensive income	655,164	1,321,488
Total cash flows and investment component	(338,453)	(343,692)
Premiums received	1,029,082	974,312
Claims and other expenses paid	(1,150,967)	(1,104,839)
Insurance acquisition cash flows	(216,568)	(213,165)
Investment component	0	0
Balance as of December 31	12,522,352	12,205,641	11,227,845
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Fulfillment Cash Flows [Member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	43,237	45,278
Insurance premiums earned	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	101,245	106,801
Incurred claims and other expenses	47,549	58,884
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	53,696	47,917
Insurance service result	101,245	106,801
Insurance financial expenses	0	(545)
Insurance financial result	0	(545)
Interest rate effect	0	0
Effect of movements in exchange rates	146	(213)
Total changes in the statement of income and other comprehensive income	101,391	106,043
Total cash flows and investment component	(111,352)	(108,084)
Premiums received	0	0
Claims and other expenses paid	(111,352)	(108,084)
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	33,276	43,237	45,278
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	1,278	2,897
Insurance premiums earned	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(497)	(1,566)
Incurred claims and other expenses	(497)	(1,566)
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(497)	(1,566)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	1	(53)
Total changes in the statement of income and other comprehensive income	(496)	(1,619)
Total cash flows and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	S/ 782	S/ 1,278	S/ 2,897